Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash and cash equivalents [abstract]
Cash at bank	£ 163	£ 204
Cash and cash equivalents	£ 163	£ 204	£ 157	£ 73